Income Taxes (Detail Textuals) - ILS (₪)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pre-tax profit/(loss) as reported	₪ 3,231,473	₪ 2,519,583